Premises And Equipment	12 Months Ended
Dec. 31, 2018
Premises And Equipment [Abstract]
Premises And Equipment

NOTE 8- PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	December 31, 2018	December 31, 2017
Land and land improvements	$1,293	$1,293
Buildings	4,239	3,938
Furniture, fixtures and equipment	2,592	2,316
	8,124	7,547
Less: accumulated depreciation	(4,260)	(4,014)
	$3,864	$3,533

Depreciation expense for 2018 and 2017 totaled $248 and $208, respectively.

Operating Leases:

The Company leases certain branch and loan office property space under five operating leases.  Each lease requires CFBank to absorb its pro rata share of building operating expenses and utilities based on square footage. The Company entered into a lease agreement in January 2018 to open its mortgage production office in Columbus, Ohio.  The lease agreement is for a 60-month term commencing on January 26, 2018, with a renewal option for an additional term of five years. The Company also entered into a lease agreement in September 2018 to open CFBank’s Blue Ash branch office in the Cincinnati market, which will open during the first quarter of 2019.  Blue Ash’s lease agreement is for a 60-month term commencing on September 28, 2018, with a renewal option for an additional term of five years.  The Company leases a branch office in Glendale in the Cincinnati market.  The Glendale lease is for a 60-month term commencing on July 1, 2017, with three renewal options for additional consecutive terms of five years, five years, and four years.  The Company leases a commercial banking agency office in Woodmere, Ohio, which opened in January of 2014.  The Woodmere lease is for a 128-month term commencing January 1, 2014 with no renewal options.  The Company leases CFBank’s Fairlawn branch office pursuant to a ten year operating lease beginning in 2014 with annual rent increases each year. There is one five-year renewal option on this lease.  Lease expense for the years ended December 31, 2018 and 2017 totaled $489 and $325, respectively.  Leasehold improvements are depreciated straight line over the lease term before consideration of renewal options.

Lease expense is recognized evenly over the lease term to account for lease incentives.  Rent commitments, before renewal options, are as follows:

2019	$467
2020	471
2021	475
2022	462
2023	356
Thereafter	205
$2,436